Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Summary of Revenues Based on Location of Customers

Revenues based on the location of the customers, are as follows (in thousands):

	Year Ended December 31,
	2023	2022
United States	$4,156	$3,893
Argentina	—	862
India	7	7
Canada	291	178
Germany	—	57
Total	$4,454	$4,997